Financial results	12 Months Ended
Dec. 31, 2020
Financial results
Financial results

27.        Financial results

	2020	2019	2018
Financial income
Interest on tuition fees paid in arrears	15,715	8,265	8,887
Financial investment yield	6,296	10,726	12,635
Foreign exchange gain (i)	13,550	—	—
Other	997	203	504
Total	36,558	19,194	22,026
Financial expenses
Interest on accounts payable from acquisition of subsidiaries	(34,980)	(44,258)	(51,739)
Interest on lease	(15,085)	(12,393)	(10,778)
Interest on loans and financing	(6,205)	—	—
Foreign exchange loss	(2,714)	—	—
Other	(5,434)	(3,739)	(2,080)
Total	(64,418)	(60,390)	(64,597)
Financial results	(27,860)	(41,196)	(42,571)
(i)	Gain of R$12,966 due to exchange rate increase over the proceeds from the initial public offering while cash not partially transferred to operations in Brazil.